Insurance contracts in the financial services segment - Summary of Changing the Underlying Assumptions of MCEV (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Apr. 01, 2022	Mar. 31, 2021
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	¥ 1,268,662	¥ 1,274,496	¥ 1,117,503
Equity	7,756,105	6,657,150	¥ 7,197,249	¥ 5,706,582	¥ 6,724,339
Interest rates, measurement input [member] | 50bp decrease [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	12,949	3,470
Equity	153,000	123,869
Interest rates, measurement input [member] | 50bp decrease [member] | Insurance contracts [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	(152,232)	(215,660)
Equity	(653,432)	(822,046)
Interest rates, measurement input [member] | 50bp decrease [member] | Financial instruments [Member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	165,181	219,130
Equity	806,432	945,915
Interest rates, measurement input [member] | 50bp increase [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	(30,632)	(19,319)
Equity	(156,740)	(132,895)
Interest rates, measurement input [member] | 50bp increase [member] | Insurance contracts [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	112,418	168,357
Equity	548,289	689,356
Interest rates, measurement input [member] | 50bp increase [member] | Financial instruments [Member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	(143,050)	(187,676)
Equity	(705,029)	(822,251)
Fair value of stocks [Member] | 10% decrease [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	(2,362)	(3,194)
Equity	(2,161)	(2,649)
Fair value of stocks [Member] | 10% decrease [member] | Insurance contracts [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	339,421	210,057
Equity	244,383	151,241
Fair value of stocks [Member] | 10% decrease [member] | Financial instruments [Member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	(341,783)	(213,251)
Equity	(246,544)	(153,890)
Fair value of stocks [Member] | 10% increase [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	(3,138)	(571)
Equity	(1,799)	(62)
Fair value of stocks [Member] | 10% increase [member] | Insurance contracts [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	(344,921)	(213,822)
Equity	(248,343)	(153,952)
Fair value of stocks [Member] | 10% increase [member] | Financial instruments [Member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	341,783	213,251
Equity	246,544	153,890
Foreign exchange rates [Member] | 10% appreciation of the Yen [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	(1,601)	(19,604)
Equity	27,485	2,083
Foreign exchange rates [Member] | 10% appreciation of the Yen [member] | Insurance contracts [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	468,851	319,330
Equity	315,357	213,577
Foreign exchange rates [Member] | 10% appreciation of the Yen [member] | Financial instruments [Member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	(470,452)	(338,934)
Equity	(287,872)	(211,494)
Foreign exchange rates [Member] | 10% depreciation of the Yen [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	(5,037)	16,432
Equity	(32,264)	(4,367)
Foreign exchange rates [Member] | 10% depreciation of the Yen [member] | Insurance contracts [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	(475,489)	(322,502)
Equity	(320,136)	(215,861)
Foreign exchange rates [Member] | 10% depreciation of the Yen [member] | Financial instruments [Member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	470,452	338,934
Equity	287,872	211,494
Maintenance expenses rates [Member] | 10% increase [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	(4,780)	(3,934)
Equity	(8,024)	(7,028)
Maintenance expenses rates [Member] | 10% increase [member] | Insurance contracts [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	(4,780)	(3,934)
Equity	(8,024)	(7,028)
Lapse and surrender rates [Member] | 10% increase [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	(13,351)	596
Equity	(13,140)	16,398
Lapse and surrender rates [Member] | 10% increase [member] | Insurance contracts [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	(13,351)	596
Equity	(13,140)	16,398
Mortality rates (death protection) [Member] | 5% increase [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	(4,892)	(6,395)
Equity	(5,501)	(6,443)
Mortality rates (death protection) [Member] | 5% increase [member] | Insurance contracts [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	(4,892)	(6,395)
Equity	(5,501)	(6,443)
Mortality rates (third sector / annuity products) [Member] | 5% increase [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	1,382	1,941
Equity	2,054	4,629
Mortality rates (third sector / annuity products) [Member] | 5% increase [member] | Insurance contracts [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	1,382	1,941
Equity	2,054	4,629
Morbidity rates [Member] | 5% increase [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	(8,239)	(9,373)
Equity	(11,700)	(18,197)
Morbidity rates [Member] | 5% increase [member] | Insurance contracts [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	(8,239)	(9,373)
Equity	¥ (11,700)	¥ (18,197)